FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00248
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ADAMS DIVERSIFIED EQUITY FUND, INC.
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(Exact name of registrant as specified in charter)

500 East Pratt Street, Suite 1300, Baltimore, Maryland 21202
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(Address of principal executive offices)

Lawrence L. Hooper, Jr.
Adams Diversified Equity Fund, Inc.
500 East Pratt Street, Suite 1300
Baltimore, Maryland 21202
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(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 752-5900
Date of fiscal year end: December 31
Date of reporting period: March 31, 2015

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS

March 31, 2015

(unaudited)

	Shares	Value (A)
Common Stocks — 98.1%
Consumer Discretionary — 12.8%
Amazon.com, Inc. (B)	50,000	$18,605,000
BorgWarner Inc.	137,000	8,285,760
Comcast Corp. (Class A)	452,300	25,541,381
Dollar General Corp.	271,400	20,458,132
Hanesbrands Inc.	608,000	20,374,080
Las Vegas Sands Corp.	150,000	8,256,000
Lowe's Companies, Inc.	405,000	30,127,950
Magna International Inc.	252,000	13,522,320
Walt Disney Co.	377,600	39,606,464
Whirlpool Corp.	66,000	13,335,960

		198,113,047

Consumer Staples — 9.2%
Coca-Cola Co.	300,000	12,165,000
CVS Health Corp.	314,000	32,407,940
General Mills Inc.	252,400	14,285,840
Hershey Co.	150,000	15,136,500
PepsiCo, Inc.	343,500	32,845,470
Philip Morris International Inc.	262,800	19,796,724
Procter & Gamble Co.	131,850	10,803,789
Unilever plc ADR	110,250	4,598,527

		142,039,790

Energy — 8.2%
Adams Natural Resources Fund, Inc. (C)	2,186,774	50,623,818
Chevron Corp.	218,000	22,885,640
EOG Resources, Inc.	151,200	13,863,528
Exxon Mobil Corp.	101,000	8,585,000
Marathon Petroleum Corp.	83,000	8,498,370
Noble Energy, Inc.	175,000	8,557,500
Schlumberger Ltd.	171,300	14,293,272

		127,307,128

Financials — 16.6%
Allstate Corp.	330,000	23,486,100
American International Group, Inc.	145,000	7,944,550
American Tower Corp.	105,000	9,885,750
Berkshire Hathaway Inc. (Class B) (B)	65,200	9,409,664
Capital One Financial Corp.	245,000	19,310,900
Citigroup Inc.	617,000	31,787,840
iShares US Real Estate ETF	147,722	11,717,309
JPMorgan Chase & Co.	450,000	27,261,000
Lincoln National Corp.	270,000	15,514,200
NASDAQ OMX Group, Inc.	360,000	18,338,400
Navient Corp.	520,000	10,571,600
Prudential Financial, Inc.	195,000	15,660,450
Simon Property Group, Inc.	89,500	17,509,780
Wells Fargo & Co.	719,000	39,113,600

		257,511,143

SCHEDULE OF INVESTMENTS (CONTINUED)

March 31, 2015

(unaudited)

	Shares	Value (A)
Health Care — 14.6%
AbbVie Inc.	20,000	$1,170,800
Actavis plc (B)	44,196	13,153,614
Aetna Inc.	252,000	26,845,560
Biogen Inc. (B)	47,000	19,845,280
Celgene Corp. (B)	164,000	18,905,920
Cerner Corp. (B)	341,000	24,981,660
Gilead Sciences, Inc. (B)	375,900	36,887,067
Johnson & Johnson	64,000	6,438,400
McKesson Corp.	116,000	26,239,200
Merck & Co., Inc.	480,000	27,590,400
Novartis AG	239,000	23,567,790

		225,625,691

Industrials — 10.2%
Boeing Co.	205,000	30,766,400
Delta Air Lines, Inc.	265,000	11,914,400
Dover Corp.	176,000	12,165,120
FedEx Corp.	80,000	13,236,000
Fluor Corp.	130,000	7,430,800
General Electric Co.	246,500	6,115,665
Honeywell International Inc.	287,500	29,989,125
Union Pacific Corp.	278,000	30,110,180
United Technologies Corp.	139,500	16,349,400

		158,077,090

Information Technology — 19.5%
Apple Inc. (D)	653,100	81,265,233
Automatic Data Processing, Inc.	109,000	9,334,760
Cisco Systems, Inc.	446,000	12,276,150
Facebook, Inc. (Class A) (B)	187,000	15,374,205
Gartner, Inc. (B)	165,000	13,835,250
Google Inc. (Class A) (B)	35,500	19,691,850
Google Inc. (Class C) (B)	35,500	19,454,000
Intel Corp.	310,000	9,693,700
International Business Machines Corp.	42,800	6,869,400
Lam Research Corp.	65,000	4,565,275
MasterCard, Inc. (Class A)	230,000	19,869,700
Micron Technology, Inc. (B)	464,000	12,588,320
Microsoft Corp.	618,800	25,157,314
Oracle Corp.	306,000	13,203,900
QUALCOMM Inc.	151,400	10,498,076
Visa Inc. (Class A)	322,000	21,062,020
Western Digital Corp.	83,000	7,553,830

		302,292,983

Materials — 2.6%
CF Industries Holdings, Inc.	50,031	14,192,794
LyondellBasell Industries N.V. (Class A)	211,000	18,525,800
Praxair, Inc.	67,500	8,149,950

		40,868,544

Telecommunication Services — 1.9%
SBA Communications Corp. (Class A) (B)	90,000	10,539,000
Verizon Communications Inc.	389,000	18,917,070

		29,456,070

SCHEDULE OF INVESTMENTS (CONTINUED)

March 31, 2015

(unaudited)

	Shares/ Principal	Value (A)
Utilities — 2.5%
AGL Resources Inc.	145,000	$7,199,250
Edison International	148,000	9,245,560
NextEra Energy, Inc.	81,000	8,428,050
NRG Energy, Inc.	238,000	5,995,220
Pinnacle West Capital Corp.	115,000	7,331,250

		38,199,330

Total Common Stocks
(Cost $1,051,482,301)		1,519,490,816

Short-Term Investments — 1.8%
Money Market Account — 0.5%
M&T Bank, 0.10%	$7,021,349	7,021,349
Money Market Funds — 1.3%
Fidelity Institutional Money Market – Money Market Portfolio (Institutional Class), 0.14% (E)	20,000,000	20,000,000

Total Short-Term Investments
(Cost $27,021,349)		27,021,349

Total Investments — 99.9%
(Cost $1,078,503,630)		1,546,512,165
Net unrealized loss on open total return swap agreements — 0.0% (F)		(90,003)
Other assets less liabilities — 0.1%		2,410,469

Net Assets — 100.0%		$1,548,832,631

Notes:

(A)	Common stocks are listed on the New York Stock Exchange or the NASDAQ and are valued at the last reported sale price on the day of valuation.
(B)	Presently non-dividend paying.
(C)	Non-controlled affiliate, a closed-end sector fund, registered as an investment company under the Investment Company Act of 1940.
(D)	A portion of the position is pledged as collateral for open swap agreements. Aggregate market value of pledged securities is $622,150.
(E)	Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.
(F)	Represents agreements with Morgan Stanley that expire in April 2016. The amount presented is the net amount to be received (paid) on all agreements at period-end.

See accompanying notes.

SCHEDULE OF OUTSTANDING TOTAL RETURN SWAP AGREEMENTS

March 31, 2015

(unaudited)

Total Return Swap Agreements	Type of Contract	Counterparty	Termination Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Receive positive total return (pay negative total return) on 169,000 shares of Johnson & Johnson common stock and pay financing amount based on Notional Amount and daily U.S. Federal Funds rate plus 0.55%.	Long	Morgan Stanley	4/15/2016	$16,849,756	$146,341

Receive negative total return (pay positive total return) on 235,000 shares of Health Care Select Sector SPDR ETF and pay financing amount based on Notional Amount and daily U.S. Federal Funds rate less 0.47%.	Short	Morgan Stanley	4/15/2016	(16,852,955)	$(236,344)

Net Unrealized Loss on Open Total Return Swap Agreements					$(90,003)

See accompanying notes.

NOTES TO SCHEDULES OF INVESTMENTS AND OUTSTANDING TOTAL RETURN SWAP AGREEMENTS (Unaudited)

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1. SIGNIFICANT ACCOUNTING POLICIES

Adams Diversified Equity Fund (the Fund), formerly The Adams Express Company, is registered under the Investment Company Act of 1940 as a diversified investment company. The Fund is an internally-managed closed-end fund.

Affiliated Companies - Investments in companies 5% or more of whose outstanding voting securities are held by the Fund are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940.

Security Transactions - Investment transactions are accounted for on the trade date. Gain or loss on sales of investments is determined on the basis of specific identification.

Security Valuation - The Fund's investments are reported at fair value as defined under accounting principles generally accepted in the United States of America. Investments in securities traded on a national security exchange are valued at the primary exchange's last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments, excluding money market funds, are valued at amortized cost, which approximates fair value. Money market funds are valued at net asset value on the day of valuation. Using fair value procedures approved by the Fund's Board of Directors, total return swap agreements are valued using independent, observable inputs, including underlying security prices, dividends, and interest rates.

Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the following three levels:

  Level 1 -- fair value is determined based on market data obtained from independent sources; for example, quoted prices in active markets for identical investments;
  Level 2 -- fair value is determined using other assumptions obtained from independent sources; for example, quoted prices for similar investments;
  Level 3 -- fair value is determined using the Fund's own assumptions, developed based on the best information available in the circumstances.

The following table summarizes the fair value inputs for the Fund's investments at March 31, 2015:

	Level 1	Level 2	Level 3	Total
Assets:
Common stocks	$1,519,490,816	$--	$--	$1,519,490,816
Short-term investments	27,021,349	--	--	27,021,349
Total investments	$1,546,512,165	$--	$--	$1,546,512,165

Liabilities:
Total return swap agreements*	$--	$(90,003)	$--	$(90,003)

*Unrealized appreciation (depreciation)

There were no transfers into or from Level 1 or Level 2 during the quarter ended March 31, 2015.

2. FEDERAL INCOME TAXES

For federal income tax purposes, the identified cost of securities at March 31, 2015 was $1,079,234,294 and net unrealized appreciation aggregated $467,277,871, of which the related gross unrealized appreciation and depreciation were $487,196,555 and $19,918,684, respectively.

3. INVESTMENT TRANSACTIONS

The Fund's investment decisions are made by the portfolio management team with recommendations from the research staff. The Fund is subject to changes in the value of equity securities held ("equity price risk") in the normal course of pursuing its investment objectives. The Fund may use derivative instruments, such as total return swap agreements, to manage exposure to certain risks and/or to enhance performance. Derivatives are not accounted for as hedging instruments.

Total Return Swaps - Total return swap agreements are bilateral contracts between the Fund and a counterparty in which the Fund, in the case of a long contract, agrees to receive the positive total return (and pay the negative total return) of an underlying equity security and to pay a financing amount, based on a notional amount and a referenced interest rate, over the term of the contract. In the case of a short contract, the Fund agrees to pay the positive total return (and receive the negative total return) of the underlying equity security and to receive or pay a financing rate, based on a notional amount and a referenced interest rate, over the term of the contract. Total return swap agreements entail risks associated with counterparty credit, liquidity, and equity price risk. Such risks include that the Fund or the counterparty may default on its obligation, that there is no liquid market for these agreements, and that there may be unfavorable changes in the price of the underlying equity security. To mitigate these risks, the Fund enters into master netting and collateral arrangements with the counterparty. A master netting arrangement allows either party to terminate the contract prior to termination date and to net amounts due across multiple contracts upon settlement. A collateral arrangement requires each party to provide collateral with a value, adjusted daily and subject to a minimum transfer amount, equal to the net amount owed to the other party under the contract. The counterparty provides cash collateral to the Fund and the Fund provides collateral by segregating portfolio securities, subject to a valuation allowance, into a tri-party account at its custodian. Securities pledged by the Fund are denoted on the Schedule of Investments.

The fair value of each total return swap agreement is determined daily with the change in fair value recorded as change in unrealized gain or loss on total return swap agreements in the Statement of Operations. Pursuant to master netting arrangements, the net cumulative unrealized gain (asset) on open total return swap agreements and net cumulative unrealized loss (liability) on open total return swap agreements are presented in the Statement of Assets and Liabilities. Upon termination of a swap agreement, the Fund recognizes a realized gain (loss) on total return swaps in the Statement of Operations equal to the net receivable (payable) amount under the terms of the agreement.

4. PORTFOLIO SECURITIES LOANED

The Fund makes loans of securities to approved brokers to earn additional income. It receives as collateral cash deposits, U.S. Government securities, or bank letters of credit valued at 102% of the value of the securities on loan. The market value of the loaned securities is calculated based upon the most recent closing prices and any additional required collateral is delivered to the Fund on the next business day. Cash deposits are placed in a registered money market fund. The Fund accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. At March 31, 2015, the Fund had no outstanding securities on loan. The Fund is indemnified by its lending agent for loss of loaned securities and has the right under the lending agreement to recover the securities from the borrower on demand.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Form N-Q Certifications.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adams Diversified Equity Fund, Inc.

By:	/s/ Mark E. Stoeckle
Mark E. Stoeckle and President
Chief Executive Officer
(Principal Executive Officer)

Date:	April 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Stoeckle
Mark E. Stoeckle
Chief Executive Officer and President
(Principal Executive Officer)

Date:	April 24, 2015

By:	/s/ Brian S. Hook
Brian S. Hook
Vice President, Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date:	April 24, 2015